Stock-Based Compensation - Additional Information (Detail) - shares			3 Months Ended		12 Months Ended
	Oct. 28, 2015	Aug. 26, 2015	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued			10,000	0	372,760
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Issued			7,000	0	162,248
2015 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under equity incentive plan		592,480
Stock option award, vesting period						5 years
Stock option award, vesting period					4 years
Risk free interest rate		0.32%
Expected volatility rate		16.70%
Expected life		7 years
2015 Equity Incentive Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued	372,760
Number of restricted stock available for future grants					50,440
2015 Equity Incentive Plan [Member] | Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under equity incentive plan		423,200
2015 Equity Incentive Plan [Member] | Restricted Stock And Restricted Stock Units [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under equity incentive plan		169,280
2015 Equity Incentive Plan [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Issued	162,248				0
Number of restricted stock available for future grants		7,032
Share-based Compensation Award, Tranche One [Member] | 2015 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting of share-based compensation awards						20.00%